Paycheck Protection Program - Additional Information (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2021	Dec. 31, 2021
Line of Credit Facility [Line Items]
Percentage of interest	0.98%
PPP Loan Program
Line of Credit Facility [Line Items]
Proceeds from unsecured loan	$ 62,500
Debt instrument term	2 years
Extinguishment of outstanding principal and interest written off amount		$ 62,500
Gain on extinguishment of debt		$ 62,500